Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Aerospace & Defense - 1.5%
Karman Holdings, Inc. (A)	11,960	$ 1,241,448
Banks - 3.1%
Bank OZK	18,010	856,556
Coastal Financial Corp. (A)	6,760	647,473
Triumph Financial, Inc. (A)	17,190	1,084,517
		2,588,546
Beverages - 2.1%
Celsius Holdings, Inc. (A)	32,965	1,730,003
Biotechnology - 2.5%
ADMA Biologics, Inc. (A)	120,625	2,086,813
Building Products - 5.2%
AAON, Inc. (B)	27,725	2,524,638
Simpson Manufacturing Co., Inc.	10,265	1,814,647
		4,339,285
Capital Markets - 2.5%
Lazard, Inc.	38,530	2,069,832
Commercial Services & Supplies - 2.8%
Casella Waste Systems, Inc., Class A (A)	22,640	2,283,923
Construction & Engineering - 4.5%
Argan, Inc.	5,821	2,020,527
Sterling Infrastructure, Inc. (A)	3,000	1,073,730
WillScot Holdings Corp.	32,205	645,066
		3,739,323
Energy Equipment & Services - 4.8%
Oceaneering International, Inc. (A)	52,790	1,588,979
Solaris Energy Infrastructure, Inc.	31,275	1,726,067
WaterBridge Infrastructure LLC, Class A (A)	30,690	673,339
		3,988,385
Financial Services - 1.2%
Chime Financial, Inc., Class A (A)	38,890	988,584
Food Products - 0.8%
Vital Farms, Inc. (A)	23,785	676,683
Ground Transportation - 2.1%
Saia, Inc. (A)	5,315	1,779,834
Health Care Equipment & Supplies - 2.8%
LeMaitre Vascular, Inc.	18,240	1,549,853
Merit Medical Systems, Inc. (A)	9,245	749,677
		2,299,530
Health Care Providers & Services - 2.8%
Chemed Corp.	1,865	796,616
HealthEquity, Inc. (A)	17,975	1,539,918
		2,336,534
Hotels, Restaurants & Leisure - 5.2%
Life Time Group Holdings, Inc. (A)	28,270	824,636
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	11,275	$ 2,027,921
Wingstop, Inc.	5,430	1,441,285
		4,293,842
Household Durables - 5.6%
Champion Homes, Inc. (A)	13,190	1,033,832
SharkNinja, Inc. (A)	14,096	1,666,147
TopBuild Corp. (A)	4,190	1,961,130
		4,661,109
Life Sciences Tools & Services - 7.9%
Charles River Laboratories International, Inc. (A)	4,670	982,941
Medpace Holdings, Inc. (A)	3,205	1,866,848
Mesa Laboratories, Inc.	9,859	776,495
Repligen Corp. (A)	10,710	1,599,753
Stevanato Group SpA	83,703	1,304,093
		6,530,130
Machinery - 1.7%
Federal Signal Corp.	12,705	1,373,283
Oil, Gas & Consumable Fuels - 3.9%
Excelerate Energy, Inc., Class A	47,393	1,770,129
Permian Resources Corp.	93,180	1,502,993
		3,273,122
Pharmaceuticals - 4.8%
ANI Pharmaceuticals, Inc. (A)	17,195	1,407,411
Ligand Pharmaceuticals, Inc. (A)	13,560	2,604,876
		4,012,287
Professional Services - 5.0%
Paylocity Holding Corp. (A)	10,150	1,370,047
Planet Labs PBC (A)	29,410	734,368
UL Solutions, Inc., Class A	29,475	2,070,029
		4,174,444
Real Estate Management & Development - 2.2%
Jones Lang LaSalle, Inc. (A)	4,975	1,780,602
Semiconductors & Semiconductor Equipment - 6.2%
MACOM Technology Solutions Holdings, Inc. (A)	9,830	2,153,360
PDF Solutions, Inc. (A)	58,210	1,853,988
Rambus, Inc. (A)	10,140	1,154,236
		5,161,584
Software - 9.6%
Appfolio, Inc., Class A (A)	6,520	1,238,018
Guidewire Software, Inc. (A)	7,590	1,068,368
I3 Verticals, Inc., Class A (A)(B)	39,345	873,852
nCino, Inc. (A)	51,410	1,097,604
Pegasystems, Inc.	59,410	2,595,623
Workiva, Inc. (A)	14,545	1,120,256
		7,993,721
Transamerica Funds

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.8%
Boot Barn Holdings, Inc. (A)	4,070	$ 726,414
Warby Parker, Inc., Class A (A)	30,455	776,907
		1,503,321
Textiles, Apparel & Luxury Goods - 1.0%
Birkenstock Holding PLC (A)	20,960	791,450
Total Common Stocks (Cost $60,372,578)		77,697,618

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 1.35% (C), dated 01/30/2026, to be repurchased at $2,598,784 on 02/02/2026. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2027, and with a value of $2,650,482.	$ 2,598,492	2,598,492
Total Repurchase Agreement (Cost $2,598,492)		2,598,492
Total Investments (Cost $62,971,070)		80,296,110
Net Other Assets (Liabilities) - 3.3%		2,723,357
Net Assets - 100.0%		$ 83,019,467
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$77,697,618	$—	$—	$77,697,618
Repurchase Agreement	—	2,598,492	—	2,598,492
Total Investments	$77,697,618	$2,598,492	$—	$80,296,110
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $3,355,697, collateralized by non-cash collateral, such as U.S.
government securities of $3,429,766. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at January 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Growth (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds